FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 2) (Financial Expenses Net [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ 34	$ 7	$ 5	$ 48
Swap [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ 11	$ 7	$ 32	$ 26